OPERATING LEASES - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
2019	$ 27,541
2020	23,832
2021	20,625
2022	17,880
2023	10,974
Thereafter	14,176
Total	115,028
Third Party
Operating Leased Assets [Line Items]
2019	24,211
2020	20,547
2021	17,301
2022	14,558
2023	10,269
Thereafter	13,446
Total	100,332
Related Party
Operating Leased Assets [Line Items]
2019	3,330
2020	3,285
2021	3,324
2022	3,322
2023	705
Thereafter	730
Total	$ 14,696